Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of segments
	For the Year Ended
	March 31, 2022	March 31, 2021	March 31, 2019
Revenue from Online Education Service
Revenue from B2B2C Service	$10,154,357	$7,601,430	$4,685,132
Revenue from B2C Service	1,014,815	657,019	685,568
Revenue from Technological Development and Operation Service	305,176	257,112	266,670
Total	$11,474,348	$8,515,561	$5,637,370

Schedule of revenue from business operation
	For the Year Ended March 31, 2022
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$11,169,172	$305,176	$11,474,348
Cost of revenue and related tax	5,833,319	180,412	6,013,731
Gross profit	$5,335,853	$124,764	$5,460,617
Depreciation and amortization	$173,952	$5,255	$179,207
Total capital expenditures	$34,996	$-	$34,996

	For the Year Ended March 31, 2021
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$8,258,449	$257,112	$8,515,561
Cost of revenue and related tax	3,692,683	304,415	3,997,098
Gross profit	$4,565,766	$(47,303)	$4,518,463
Depreciation and amortization	$189,407	$5,832	$195,239
Total capital expenditures	$72,984	$1,252	$74,236

	For the Year Ended March 31, 2020
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$5,370,700	$266,670	$5,637,370
Cost of revenue and related tax	3,020,735	366,230	3,386,965
Gross profit	$2,349,965	$(99,560)	$2,250,405
Depreciation and amortization	$156,111	$8,831	$164,942
Total capital expenditures	$73,564	$1,477	$75,041

Schedule of total assets
	As of March 31, 2022	As of March 31, 2021
Total assets:
Online Education Service	$17,277,372	$16,642,417
Technological Development and Operation Service	726,534	330,904
Total Assets	$18,003,906	$16,973,321